Description of the Business and Basis of Presentation (Detail)				12 Months Ended
	Dec. 04, 2015	Oct. 31, 2012	Mar. 27, 2012	Dec. 31, 2015
Description Of Business And Basis Of Presentation [Line Items]
Date of partnership formation			Mar. 27, 2012
Date for initial public offering completed		Oct. 31, 2012
Number of reportable segments				2
MarkWest [Member]
Description Of Business And Basis Of Presentation [Line Items]
Effective date of acquisition	Dec. 04, 2015